Janus Henderson Multi-Sector Income Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	0.23%	1.75%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.05%	0.91%	2.05%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	2.45%	3.95%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.